ISI
                                    Managed
                                   Municipal
                                  Fund Shares

Directors and Officers

Edward S. Hyman                              Carrie L. Butler
Chairman                                     Vice President

R. Alan Medaugh                              Margaret M. Beeler
President                                    Assistant Vice President

Joseph R. Hardiman                           Keith C. Reilly
Director                                     Assistant Vice President

Louis E. Levy                                Charles A. Rizzo
Director                                     Treasurer

Carl W. Vogt, Esq.                           Amy M. Olmert
Director                                     Secretary

Nancy Lazar                                  Daniel O. Hirsch
Vice President                               Assistant Secretary



Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

Investment Advisor
ISI Inc.
717 Fifth Avenue
New York, NY 10022
(800) 955-7175

Shareholder Servicing Agent
Investment Company Capital Corp.
P.O. Box 219426
Kansas City, MO 64121-9426
(800) 882-8585

Distributor
ISI Group Inc.
717 Fifth Avenue
New York, NY 10022
(800) 955-7175




ISI
  International Strategy & Investment



                                      ISI
                               MANAGED MUNICIPAL
                                  FUND SHARES

                   (A Class of Managed Municipal Fund, Inc.)


                               (GRAPHIC APPEARS HERE)

                                 ANNUAL REPORT

                                October 31, 1999

Investment Advisor's Report

          During a year of rising interest rates, the Fund recorded a total return of -3.61%. From the Fund's inception on February 26, 1990 through October 31, 1999, the Fund has posted a cumulative total return of 75.52%, which translates into an average annual total return of 5.98%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge. Please review Additional Performance Information on page 6.

Review of Rates and Portfolio Management

          Long term Municipal interest rates rose 106 basis points, slightly more than 1% over the last year.



                30-YEAR MUNICIPAL AAA GENERAL OBLIGATIONS YIELDS

                             (GRAPHIC APPEARS HERE)


                         Date                       Yield
                       10/30/98                      4.8
                        11/6/98                     4.88
                       11/13/98                     4.87
                       11/20/98                     4.84
                       11/27/98                     4.84
                        12/4/98                     4.82
                       12/11/98                      4.8
                       12/18/98                     4.82
                       12/25/98                     4.88
                         1/1/99                     4.86
                         1/8/99                     4.92
                        1/15/99                     4.89
                        1/22/99                     4.84
                        1/29/99                     4.81
                         2/5/99                     4.86
                        2/12/99                     4.87
                        2/19/99                     4.88
                        2/26/99                     4.94
                         3/5/99                     4.99
                        3/12/99                     4.97
                        3/19/99                     4.94
                        3/26/99                     4.97
                         4/2/99                     4.99
                         4/9/99                     4.96
                        4/16/99                     4.96
                        4/23/99                     4.98
                        4/30/99                     4.97
                         5/7/99                     5.02
                        5/14/99                     5.07
                        5/21/99                     5.06
                        5/28/99                     5.08
                         6/4/99                     5.11
                        6/11/99                      5.2
                        6/18/99                      5.2
                        6/25/99                     5.28
                         7/2/99                     5.27
                         7/9/99                     5.27
                        7/16/99                      5.2
                        7/23/99                     5.22
                        7/30/99                     5.28
                         8/6/99                      5.4
                        8/13/99                     5.49
                        8/20/99                     5.59
                        8/27/99                     5.51
                         9/3/99                     5.51
                        9/10/99                     5.54
                        9/17/99                     5.58
                        9/24/99                     5.59
                        10/1/99                     5.67
                        10/8/99                     5.71
                       10/15/99                     5.79
                       10/22/99                     5.84
                       10/29/99                     5.86

Source: Bloomberg, Inc.


          Early in the year, the Fund's short maturities were increased as a way to moderate the adverse effects of rising rates. For example, holdings of five years and less maturities were increased from 13.1% of the portfolio in October, 1998 to 22.1% by February, 1999. Since February, as rates climbed, the amount in short maturities was reduced so that at the end of the fiscal year, five year and less maturities represented only 11.2% of the portfolio.

          The municipal market has good value when compared to the Treasury bond market. Tax free yields on AAA quality long term General Obligations are near their highest levels versus Treasuries, at a time when rates themselves are high. Please see the table below.

                          YIELD ON AAA MUNICIPAL GO'S
                         AS A % OF U.S. TREASURY YIELDS
                             (YEAR ENDING OCTOBER)*

  Municipal
  Maturity                            % of Comparable Treasury
                        1993    1994    1995    1996    1997    1998    1999
   5 Year               76.1    67.9    72.4    72.4    72.3    85.6    77.1
   10 Year              78.3    71.5    78.3    77.3    78.2    90.3    84.4
   30 Year              80.0    78.4    88.3    83.4    83.1    93.4    93.2

  *Source: Bloomberg, Inc.


Value in Top Quality Municipals

          At the same time rates are relatively high, the yield spread between top quality and medium grade municipals is narrow. Please see graph below comparing BAA and AAA quality long term municipals.

                    30 YEAR AAA MUNI VS. BAA 30 YEAR MUNI


                             [GRAPHIC APPEARS HERE]


                        Date                  Yield Spread
                        10/96                   62.00
                        11/96                   67.00
                        12/96                   70.00
                         1/97                   66.00
                         2/97                   59.00
                         3/97                   60.00
                         4/97                   59.00
                         5/97                   58.00
                         6/97                   59.00
                         7/97                   61.00
                         8/97                   55.00
                         9/97                   52.00
                        10/97                   50.00
                        11/97                   46.00
                        12/97                   45.00
                         1/98                   33.00
                         2/98                   32.00
                         3/98                   32.00
                         4/98                   39.00
                         5/98                   33.00
                         6/98                   32.00
                         7/98                   34.00
                         8/98                   30.00
                         9/98                   40.00
                        10/98                   41.00
                        11/98                   41.00
                        12/98                   34.00
                         1/99                   37.00
                         2/99                   31.00
                         3/99                   35.00
                         4/99                   37.00
                         5/99                   41.00
                         6/99                   42.00
                         7/99                   45.00
                         8/99                   43.00
                         9/99                   36.00
                        10/99                   32.00

Investment Advisor's Report

          The Managed Municipal Fund does not invest in medium grade municipals, believing that a top quality approach will pay dividends in terms of bond safety and higher liquidity.

          ISI expects the level of interest rates to trend lower, after the typical early year seasonal burst of economic growth. Please see ISI's Economic Outlook that follows this letter for more details.

          We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. ALAN MEDAUGH

R. Alan Medaugh
President

November 22, 1999




Economic Outlook for 2000

Overview

          The strong economic performance in the U.S. and a tight labor market caused the Federal Reserve to raise rates at their November Open Market Committee Meeting. A surging stock market which added $1 trillion to the U.S. stock market's value in the three weeks preceding the meeting probably also played a role in the decision. The Federal Reserve is unlikely to raise rates at their late December meeting because of Y2K concerns. The U.S. economy appears to be slowing but much of the quarter's performance depends on Christmas. To gauge the market's direction, we are watching five fundamental indicators:

          1)      Money Growth

          2)      Unemployment Claims

          3)      Stock Prices

          4)      ISI Company Surveys

          5)      Commodity Prices

          Conveniently, the first letter of each of the above spell out MUSIC.

          The global economies are growing briskly in large part due to expanding world trade. In reaction to stronger growth the Central banks around the world are reversing their year ago financial crisis driven easings. In November, 1999 we counted 20 Central Bank interest rate increases contrasted to 18 easings October, 1998. We expect the Federal Reserve to raise short term rates again during the first quarter of 2000. The tightening will counter the seasonal strength in the U.S. economy. During this quarter and next we expect long term rates to stay at these high levels as the market assesses the impact of worldwide central bank tightening action. Please see the forecast table below.

                                          ISI ECONOMIC FORECAST

                           99:1Q    99:2Q    99:3Q    99:4Q*    00:1Q*   00:2Q*
 Nominal GDP                5.7%     3.3%     5.8%     4.5%      5.5%      4.5%
 GDP Deflator**             1.9%     1.4%     0.9%     1.5%      1.5%      1.5%
 Real GDP                   3.7%     1.9%     4.8%     3.0%      4.0%      3.0%
 30 Year Bond Yields***     5.6%     6.0%     6.1%     6.2%      6.2%      5.8%
 Fed Funds Rate***          4.7%     5.0%     5.3%     5.5%      5.7%      5.7%

  *Estimated.
 **A more accurate cost of living barometer than the CPI.
***End of quarter.


The U.S. Economy

          Over the past six weeks, our company surveys of front-end activity have posted another downleg. For example, our retailers survey, which rolled over in July, now has weekly readings below 40 for the past six weeks (very soft). Another front-end activity, our auto dealers survey, which peaked in September, declined in October and declined further in the first half of November. In contrast, back-end (mfg) activity has continued to firm. As the chart below indicates, on balance so far the economy overall hasn't slowed enough to take pressure off labor markets, but overall it is slowing.


                        ISI CO. SURVEYS OVERALL AVERAGE

                             (GRAPHIC APPEARS HERE)

                         (GROWTH IS SLOWING - hand written)

                         7-Nov-97                49.68
                        14-Nov-97                49.58
                        21-Nov-97                49.64
                        28-Nov-97                48.61
                         5-Dec-97                48.16
                        12-Dec-97                47.27
                        19-Dec-97                45.76
                        26-Dec-97                45.48
                         2-Jan-98                45.11
                         9-Jan-98                46.04
                        16-Jan-98                47.60
                        23-Jan-98                48.25
                        30-Jan-98                49.34
                         6-Feb-98                50.47
                        13-Feb-98                50.83
                        20-Feb-98                51.65
                        27-Feb-98                52.39
                         6-Mar-98                52.91
                        13-Mar-98                52.82
                        20-Mar-98                52.89
                        27-Mar-98                52.83
                         3-Apr-98                53.01
                        10-Apr-98                53.99
                        17-Apr-98                54.76
                        24-Apr-98                55.72
                         1-May-98                55.39
                         8-May-98                55.77
                        15-May-98                55.51
                        22-May-98                55.50
                        29-May-98                55.76
                         5-Jun-98                55.61
                        12-Jun-98                55.14
                        19-Jun-98                53.79
                        26-Jun-98                52.58
                         3-Jul-98                51.87
                        10-Jul-98                51.17
                        17-Jul-98                51.08
                        24-Jul-98                50.94
                        31-Jul-98                50.30
                         7-Aug-98                51.35
                        14-Aug-98                50.99
                        21-Aug-98                50.60
                        28-Aug-98                50.41
                         4-Sep-98                49.79
                        11-Sep-98                50.69
                        18-Sep-98                50.98
                        25-Sep-98                50.73
                         2-Oct-98                49.63
                         9-Oct-98                49.46
                        16-Oct-98                49.69
                        23-Oct-98                48.91
                        30-Oct-98                48.70
                         6-Nov-98                47.20
                        13-Nov-98                46.27
                        20-Nov-98                46.61
                        27-Nov-98                46.76
                         4-Dec-98                47.11
                        11-Dec-98                47.33
                        18-Dec-98                47.25
                        25-Dec-98                47.29
                         1-Jan-99                47.92
                         8-Jan-99                48.91
                        15-Jan-99                50.07
                        22-Jan-99                50.85
                        29-Jan-99                51.41
                         5-Feb-99                51.97
                        12-Feb-99                51.98
                        19-Feb-99                52.65
                        26-Feb-99                52.58
                         5-Mar-99                51.87
                        12-Mar-99                52.09
                        19-Mar-99                52.28
                        26-Mar-99                52.90
                         2-Apr-99                53.80
                         9-Apr-99                54.46
                        16-Apr-99                54.21
                        23-Apr-99                53.78
                        30-Apr-99                53.97
                         7-May-99                54.15
                        14-May-99                54.74
                        21-May-99                55.00
                        28-May-99                55.05
                         4-Jun-99                54.98
                        11-Jun-99                54.98
                        18-Jun-99                55.19
                        25-Jun-99                54.18
                         2-Jul-99                53.51
                         9-Jul-99                53.18
                        16-Jul-99                52.38
                        23-Jul-99                52.13
                        30-Jul-99                52.52
                         6-Aug-99                52.52
                        13-Aug-99                52.30
                        20-Aug-99                52.44
                        27-Aug-99                51.33
                         3-Sep-99                50.52
                        10-Sep-99                50.78
                        17-Sep-99                50.84
                        24-Sep-99                51.61
                         1-Oct-99                51.81
                         8-Oct-99                51.58
                        15-Oct-99                50.79
                        22-Oct-99                50.03
                        29-Oct-99                49.17
                         5-Nov-99                48.23
                        12-Nov-99                48.06



          The U.S. economy has performed well at the start of the last four years due to tax refunds, increased bonus payments and home mortgage refinancing. Good wage gains (larger tax refunds) and corporate earnings (bonus payments) will likely power another first quarter spurt. In anticipation of that, lumber prices have reaccelerated. The extent of the seasonal strength will influence the Federal Reserve and the bond market early next year. ISI's Company Surveys are likely to be a good early indicator of the extent of this strength.

The Global Economy

          Outside the U.S., the recovery since the height of the financial crisis last Fall has been dramatic. Recently, the growth surge has decelerated but growth remains at a high rate. Please see South Korea Real Gross Domestic Product (GDP) below for reference.

              SOUTH KOREA REAL GDP Q/Q % A.R. 99: 3RD QUARTER 9.6%



                             (GRAPHIC APPEARS HERE)


                                           Q/Q % A.R.
                    3/31/94                   8.1
                    6/30/94                   6
                    9/30/94                   7.6
                    12/31/94                 14.6
                    3/31/95                  10.1
                    6/30/95                   6.9
                    9/30/95                   7
                    12/31/95                  3.8
                    3/31/96                  11.1
                    6/30/96                   5.7
                    9/30/96                   4.7
                    12/31/96                  5.4
                    3/31/97                   4.3
                    6/30/97                  10.7
                    9/30/97                   0.8
                    12/31/97                 -1
                    3/31/98                 -21.4
                    6/30/98                  -5.7
                    9/30/98                   1
                    12/31/98                  7.3
                    3/31/99                  16.7
                    6/30/99                  15.4
                    9/30/99                   9.6




          The developed world has also experienced a growth recovery since last Fall as can be seen by the OECD (Organization of Economically Developed Countries) leading indicator.

Economic Outlook for 2000 (concluded)


              OECD LEADING INDICATOR 3 MONTH % A.R. SEPTEMBER 5.6%

                             (GRAPHIC APPEARS HERE)

                                       OECD LEADING INDICATOR
                                            3 Mo.% A.R.
                    Jan-93                      4.93
                    Feb-93                      4.04
                    Mar-93                      2.88
                    Apr-93                      1.61
                    May-93                      1.83
                    Jun-93                      1.18
                    Jul-93                      2.02
                    Aug-93                      2.89
                    Sep-93                      5.89
                    Oct-93                      7.12
                    Nov-93                      8.67
                    Dec-93                      9.29
                    Jan-94                     10.34
                    Feb-94                      9.88
                    Mar-94                      7.88
                    Apr-94                      5.62
                    May-94                      3.35
                    Jun-94                      3.09
                    Jul-94                      4.09
                    Aug-94                      5.43
                    Sep-94                      6.20
                    Oct-94                      5.61
                    Nov-94                      5.20
                    Dec-94                      3.52
                    Jan-95                      1.80
                    Feb-95                     -1.73
                    Mar-95                     -3.89
                    Apr-95                     -4.46
                    May-95                     -2.09
                    Jun-95                      1.04
                    Jul-95                      3.42
                    Aug-95                      3.88
                    Sep-95                      2.81
                    Oct-95                      1.10
                    Nov-95                      1.52
                    Dec-95                      2.13
                    Jan-96                      2.96
                    Feb-96                      1.99
                    Mar-96                      2.05
                    Apr-96                      2.19
                    May-96                      3.86
                    Jun-96                      3.87
                    Jul-96                      4.16
                    Aug-96                      4.24
                    Sep-96                      4.90
                    Oct-96                      5.05
                    Nov-96                      4.36
                    Dec-96                      4.45
                    Jan-97                      5.29
                    Feb-97                      6.98
                    Mar-97                      6.29
                    Apr-97                      4.01
                    May-97                      3.42
                    Jun-97                      4.95
                    Jul-97                      7.11
                    Aug-97                      7.16
                    Sep-97                      6.12
                    Oct-97                      4.53
                    Nov-97                      1.69
                    Dec-97                     -0.45
                    Jan-98                     -0.55
                    Feb-98                      0.43
                    Mar-98                      2.57
                    Apr-98                      1.69
                    May-98                      0.69
                    Jun-98                     -1.07
                    Jul-98                     -0.80
                    Aug-98                     -1.57
                    Sep-98                     -3.58
                    Oct-98                     -3.51
                    Nov-98                     -0.96
                    Dec-98                      4.40
                    Jan-99                      7.17
                    Feb-99                      7.53
                    Mar-99                      5.02
                    Apr-99                      3.94
                    May-99                      3.01
                    Jun-99                      5.08
                    Jul-99                      6.05
                    Aug-99                      7.61
                    Sep-99                      5.61


          This recent deceleration seen on the last two charts may be extended but because of the strength in the world stock markets the level of growth is apt to remain fairly high.

                       DJ WORLD STOCKS NOVEMBER 12, 231.5

                             (GRAPHIC APPEARS HERE)

                (UPSIDE BREAKOUT FOR WORLD STOCKS-hand written)

                                             DJ WORLD
                                              STOCKS
                        1-Jan-97              147.57
                        2-Jan-97              146.37
                        3-Jan-97              147.19
                        6-Jan-97              147.92
                        7-Jan-97              147.98
                        8-Jan-97              147.24
                        9-Jan-97              147.01
                       10-Jan-97              146.22
                       13-Jan-97              147.39
                       14-Jan-97               148.4
                       15-Jan-97              148.77
                       16-Jan-97              149.31
                       17-Jan-97              149.43
                       20-Jan-97              148.68
                       21-Jan-97              148.71
                       22-Jan-97              149.35
                       23-Jan-97              148.71
                       24-Jan-97              147.36
                       27-Jan-97              145.82
                       28-Jan-97              146.13
                       29-Jan-97              146.59
                       30-Jan-97              147.63
                       31-Jan-97              148.67
                        3-Feb-97              148.71
                        4-Feb-97              148.85
                        5-Feb-97              147.99
                        6-Feb-97              147.84
                        7-Feb-97              148.87
                       10-Feb-97              149.12
                       11-Feb-97              149.02
                       12-Feb-97              150.34
                       13-Feb-97              151.64
                       14-Feb-97              151.48
                       17-Feb-97              151.31
                       18-Feb-97              151.82
                       19-Feb-97              151.41
                       20-Feb-97               151.6
                       21-Feb-97              151.47
                       24-Feb-97              152.63
                       25-Feb-97              153.41
                       26-Feb-97              152.05
                       27-Feb-97              151.38
                       28-Feb-97              150.22
                        3-Mar-97              150.01
                        4-Mar-97              149.98
                        5-Mar-97              150.95
                        6-Mar-97              150.85
                        7-Mar-97              151.35
                       10-Mar-97              152.63
                       11-Mar-97              152.69
                       12-Mar-97              151.59
                       13-Mar-97              149.23
                       14-Mar-97              149.81
                       17-Mar-97              149.43
                       18-Mar-97              149.31
                       19-Mar-97              148.95
                       20-Mar-97               147.6
                       21-Mar-97              148.56
                       24-Mar-97              148.74
                       25-Mar-97              149.29
                       26-Mar-97              149.93
                       27-Mar-97              148.65
                       28-Mar-97              148.31
                       31-Mar-97              146.71
                        1-Apr-97              146.15
                        2-Apr-97              144.97
                        3-Apr-97              144.88
                        4-Apr-97              144.97
                        7-Apr-97              145.17
                        8-Apr-97              145.62
                        9-Apr-97              144.86
                       10-Apr-97               144.5
                       11-Apr-97              142.65
                       14-Apr-97              142.28
                       15-Apr-97              144.17
                       16-Apr-97              145.31
                       17-Apr-97              145.57
                       18-Apr-97              146.36
                       21-Apr-97              146.53
                       22-Apr-97              147.32
                       23-Apr-97              147.98
                       24-Apr-97              147.78
                       25-Apr-97              146.49
                       28-Apr-97              146.88
                       29-Apr-97              149.34
                       30-Apr-97               150.7
                        1-May-97              151.04
                        2-May-97              152.76
                        5-May-97              154.64
                        6-May-97              155.93
                        7-May-97              154.71
                        8-May-97              155.63
                        9-May-97              157.12
                       12-May-97              158.73
                       13-May-97              159.13
                       14-May-97              160.02
                       15-May-97              160.45
                       16-May-97              159.84
                       19-May-97              159.92
                       20-May-97              161.41
                       21-May-97              160.77
                       22-May-97              159.68
                       23-May-97              161.42
                       26-May-97              161.55
                       27-May-97              161.17
                       28-May-97              161.33
                       29-May-97              160.82
                       30-May-97              160.26
                        2-Jun-97               160.5
                        3-Jun-97              160.81
                        4-Jun-97              160.54
                        5-Jun-97              161.14
                        6-Jun-97              162.98
                        9-Jun-97              163.92
                       10-Jun-97              164.42
                       11-Jun-97              164.99
                       12-Jun-97              165.95
                       13-Jun-97              167.11
                       16-Jun-97              167.89
                       17-Jun-97               167.5
                       18-Jun-97              166.76
                       19-Jun-97              167.88
                       20-Jun-97                 168
                       23-Jun-97              166.69
                       24-Jun-97              168.04
                       25-Jun-97              168.77
                       26-Jun-97              168.68
                       27-Jun-97              167.98
                       30-Jun-97              167.53
                        1-Jul-97              168.18
                        2-Jul-97              169.82
                        3-Jul-97              171.88
                        4-Jul-97              171.44
                        7-Jul-97              171.45
                        8-Jul-97              171.68
                        9-Jul-97              170.93
                       10-Jul-97              171.28
                       11-Jul-97              171.42
                       14-Jul-97              172.36
                       15-Jul-97              172.31
                       16-Jul-97               174.5
                       17-Jul-97              174.15
                       18-Jul-97              172.01
                       21-Jul-97              170.87
                       22-Jul-97              173.18
                       23-Jul-97              174.17
                       24-Jul-97              174.05
                       25-Jul-97              173.77
                       28-Jul-97              173.36
                       29-Jul-97              173.55
                       30-Jul-97              174.87
                       31-Jul-97              175.17
                        1-Aug-97               173.4
                        4-Aug-97              172.84
                        5-Aug-97              172.54
                        6-Aug-97              174.26
                        7-Aug-97              173.87
                        8-Aug-97               173.1
                       11-Aug-97              171.45
                       12-Aug-97              170.86
                       13-Aug-97              170.28
                       14-Aug-97              170.05
                       15-Aug-97              167.94
                       18-Aug-97              167.67
                       19-Aug-97               169.2
                       20-Aug-97              171.18
                       21-Aug-97              170.21
                       22-Aug-97              168.44
                       25-Aug-97              168.11
                       26-Aug-97              167.61
                       27-Aug-97              167.06
                       28-Aug-97              166.38
                       29-Aug-97              164.56
                        1-Sep-97              164.15
                        2-Sep-97               167.1
                        3-Sep-97              168.67
                        4-Sep-97              168.64
                        5-Sep-97              169.41
                        8-Sep-97              169.54
                        9-Sep-97              170.24
                       10-Sep-97              168.42
                       11-Sep-97              166.78
                       12-Sep-97              167.18
                       15-Sep-97              167.65
                       16-Sep-97              169.84
                       17-Sep-97              169.93
                       18-Sep-97              170.62
                       19-Sep-97              171.06
                       22-Sep-97              172.06
                       23-Sep-97              171.64
                       24-Sep-97              172.43
                       25-Sep-97              171.92
                       26-Sep-97              172.39
                       29-Sep-97              173.06
                       30-Sep-97              173.18
                        1-Oct-97              173.94
                        2-Oct-97              173.98
                        3-Oct-97              175.17
                        6-Oct-97              175.82
                        7-Oct-97              176.46
                        8-Oct-97              175.99
                        9-Oct-97              174.51
                       10-Oct-97              174.18
                       13-Oct-97              174.31
                       14-Oct-97              174.42
                       15-Oct-97              173.86
                       16-Oct-97              173.49
                       17-Oct-97              171.16
                       20-Oct-97              171.44
                       21-Oct-97              173.04
                       22-Oct-97              172.68
                       23-Oct-97               168.6
                       24-Oct-97              167.74
                       27-Oct-97                 160
                       28-Oct-97              160.86
                       29-Oct-97              164.22
                       30-Oct-97              161.64
                       31-Oct-97               162.9
                        3-Nov-97              166.16
                        4-Nov-97               166.4
                        5-Nov-97              166.66
                        6-Nov-97              165.69
                        7-Nov-97              162.64
                       10-Nov-97              162.09
                       11-Nov-97              162.22
                       12-Nov-97              159.02
                       13-Nov-97                 160
                       14-Nov-97              160.71
                       17-Nov-97              164.78
                       18-Nov-97              164.41
                       19-Nov-97              163.42
                       20-Nov-97              165.57
                       21-Nov-97              167.36
                       24-Nov-97              165.04
                       25-Nov-97              163.61
                       26-Nov-97              164.01
                       27-Nov-97              164.69
                       28-Nov-97              165.18
                        1-Dec-97               167.8
                        2-Dec-97              167.83
                        3-Dec-97              168.07
                        4-Dec-97              167.82
                        5-Dec-97               168.9
                        8-Dec-97               168.9
                        9-Dec-97              168.61
                       10-Dec-97              167.38
                       11-Dec-97              164.72
                       12-Dec-97              163.91
                       15-Dec-97              164.48
                       16-Dec-97              165.69
                       17-Dec-97              167.24
                       18-Dec-97               165.9
                       19-Dec-97              163.08
                       22-Dec-97              162.72
                       23-Dec-97              161.97
                       24-Dec-97              161.46
                       25-Dec-97              161.46
                       26-Dec-97              161.92
                       29-Dec-97              164.33
                       30-Dec-97              166.76
                       31-Dec-97              166.63
                        1-Jan-98              166.63
                        2-Jan-98              166.98
                        5-Jan-98              166.96
                        6-Jan-98              165.06
                        7-Jan-98              164.97
                        8-Jan-98              163.44
                        9-Jan-98              159.73
                       12-Jan-98              158.51
                       13-Jan-98              160.95
                       14-Jan-98               162.5
                       15-Jan-98              161.94
                       16-Jan-98              164.63
                       19-Jan-98              165.93
                       20-Jan-98              167.57
                       21-Jan-98              167.38
                       22-Jan-98              166.31
                       23-Jan-98              166.78
                       26-Jan-98              167.07
                       27-Jan-98              169.01
                       28-Jan-98              169.95
                       29-Jan-98              170.47
                       30-Jan-98                 170
                        2-Feb-98               173.6
                        3-Feb-98              174.78
                        4-Feb-98              175.19
                        5-Feb-98              175.59
                        6-Feb-98              176.13
                        9-Feb-98              176.11
                       10-Feb-98              177.43
                       11-Feb-98              177.63
                       12-Feb-98              177.29
                       13-Feb-98              176.36
                       16-Feb-98              176.21
                       17-Feb-98              176.95
                       18-Feb-98              177.98
                       19-Feb-98              177.76
                       20-Feb-98              177.89
                       23-Feb-98              178.72
                       24-Feb-98              177.64
                       25-Feb-98               179.3
                       26-Feb-98              180.78
                       27-Feb-98              181.64
                        2-Mar-98              182.87
                        3-Mar-98              182.93
                        4-Mar-98              181.55
                        5-Mar-98                 179
                        6-Mar-98               182.1
                        9-Mar-98              182.15
                       10-Mar-98              183.54
                       11-Mar-98              183.79
                       12-Mar-98              183.79
                       13-Mar-98              185.23
                       16-Mar-98              185.87
                       17-Mar-98               186.7
                       18-Mar-98              186.37
                       19-Mar-98              186.95
                       20-Mar-98              188.36
                       23-Mar-98              188.53
                       24-Mar-98              189.63
                       25-Mar-98              190.05
                       26-Mar-98               190.1
                       27-Mar-98              189.53
                       30-Mar-98              187.99
                       31-Mar-98              188.95
                        1-Apr-98              189.39
                        2-Apr-98              190.04
                        3-Apr-98              190.33
                        6-Apr-98              191.56
                        7-Apr-98              190.44
                        8-Apr-98              190.77
                        9-Apr-98              191.67
                       10-Apr-98              192.17
                       13-Apr-98              191.86
                       14-Apr-98              193.47
                       15-Apr-98               193.8
                       16-Apr-98              191.45
                       17-Apr-98              192.26
                       20-Apr-98              192.85
                       21-Apr-98              193.41
                       22-Apr-98              193.33
                       23-Apr-98              191.68
                       24-Apr-98              190.23
                       27-Apr-98              185.82
                       28-Apr-98              186.52
                       29-Apr-98              187.12
                       30-Apr-98              190.29
                        1-May-98              191.67
                        4-May-98              192.71
                        5-May-98              191.81
                        6-May-98              190.28
                        7-May-98              188.28
                        8-May-98              189.75
                       11-May-98              190.51
                       12-May-98               190.5
                       13-May-98              190.58
                       14-May-98              190.37
                       15-May-98              189.24
                       18-May-98              187.72
                       19-May-98              188.98
                       20-May-98              190.72
                       21-May-98              193.53
                       22-May-98              193.07
                       25-May-98               193.2
                       26-May-98              191.61
                       27-May-98              189.37
                       28-May-98              189.78
                       29-May-98              189.26
                        1-Jun-98              188.36
                        2-Jun-98              189.28
                        3-Jun-98              188.92
                        4-Jun-98              189.63
                        5-Jun-98              191.55
                        8-Jun-98              191.99
                        9-Jun-98               192.2
                       10-Jun-98               190.3
                       11-Jun-98              186.95
                       12-Jun-98              186.06
                       15-Jun-98              182.42
                       16-Jun-98              184.21
                       17-Jun-98              188.69
                       18-Jun-98              188.72
                       19-Jun-98              188.07
                       22-Jun-98              187.44
                       23-Jun-98              188.95
                       24-Jun-98              190.35
                       25-Jun-98              190.89
                       26-Jun-98              190.83
                       29-Jun-98              192.04
                       30-Jun-98              192.34
                        1-Jul-98                 195
                        2-Jul-98              194.77
                        3-Jul-98              194.77
                        6-Jul-98               196.2
                        7-Jul-98              196.62
                        8-Jul-98              197.88
                        9-Jul-98              196.29
                       10-Jul-98              196.18
                       13-Jul-98              197.28
                       14-Jul-98              199.35
                       15-Jul-98              199.78
                       16-Jul-98              201.11
                       17-Jul-98              202.28
                       20-Jul-98              202.37
                       21-Jul-98              199.86
                       22-Jul-98              197.94
                       23-Jul-98              195.35
                       24-Jul-98              195.17
                       27-Jul-98              193.89
                       28-Jul-98              192.81
                       29-Jul-98              191.86
                       30-Jul-98              193.93
                       31-Jul-98              191.48
                        3-Aug-98              189.21
                        4-Aug-98              185.55
                        5-Aug-98              184.99
                        6-Aug-98              184.73
                        7-Aug-98              185.09
                       10-Aug-98              183.05
                       11-Aug-98              179.07
                       12-Aug-98              181.36
                       13-Aug-98              180.06
                       14-Aug-98              179.15
                       17-Aug-98              180.55
                       18-Aug-98              184.15
                       19-Aug-98               184.7
                       20-Aug-98              183.54
                       21-Aug-98              179.95
                       24-Aug-98              180.38
                       25-Aug-98              181.82
                       26-Aug-98              178.91
                       27-Aug-98              172.75
                       28-Aug-98                 171
                       31-Aug-98              164.75
                        1-Sep-98               167.6
                        2-Sep-98              168.75
                        3-Sep-98              167.49
                        4-Sep-98              167.14
                        7-Sep-98              169.57
                        8-Sep-98              174.57
                        9-Sep-98              171.68
                       10-Sep-98              167.88
                       11-Sep-98              169.61
                       14-Sep-98              173.21
                       15-Sep-98              173.68
                       16-Sep-98              175.05
                       17-Sep-98              170.23
                       18-Sep-98              169.72
                       21-Sep-98              167.54
                       22-Sep-98              169.48
                       23-Sep-98              174.36
                       24-Sep-98              172.62
                       25-Sep-98              171.27
                       28-Sep-98              172.89
                       29-Sep-98              172.86
                       30-Sep-98              168.06
                        1-Oct-98              162.65
                        2-Oct-98              162.94
                        5-Oct-98              160.37
                        6-Oct-98              162.95
                        7-Oct-98              163.87
                        8-Oct-98              160.36
                        9-Oct-98              163.52
                       12-Oct-98              167.88
                       13-Oct-98              167.56
                       14-Oct-98              169.22
                       15-Oct-98              174.44
                       16-Oct-98              177.14
                       19-Oct-98              177.58
                       20-Oct-98              179.45
                       21-Oct-98              179.27
                       22-Oct-98              180.16
                       23-Oct-98              179.26
                       26-Oct-98              178.65
                       27-Oct-98              179.83
                       28-Oct-98              178.89
                       29-Oct-98              181.16
                       30-Oct-98              183.65
                        2-Nov-98               186.9
                        3-Nov-98              186.42
                        4-Nov-98              188.98
                        5-Nov-98              189.15
                        6-Nov-98              189.26
                        9-Nov-98              186.93
                       10-Nov-98              185.92
                       11-Nov-98              186.36
                       12-Nov-98              185.16
                       13-Nov-98              185.99
                       16-Nov-98              188.95
                       17-Nov-98              189.02
                       18-Nov-98              189.36
                       19-Nov-98              191.18
                       20-Nov-98              193.61
                       23-Nov-98              196.67
                       24-Nov-98              196.24
                       25-Nov-98              196.21
                       26-Nov-98              197.47
                       27-Nov-98              197.69
                       30-Nov-98              193.81
                        1-Dec-98              192.94
                        2-Dec-98              193.05
                        3-Dec-98              191.72
                        4-Dec-98              193.68
                        7-Dec-98              194.62
                        8-Dec-98              194.82
                        9-Dec-98              195.61
                       10-Dec-98              194.27
                       11-Dec-98              193.23
                       14-Dec-98              190.47
                       15-Dec-98              191.97
                       16-Dec-98              192.37
                       17-Dec-98              194.83
                       18-Dec-98              195.91
                       21-Dec-98              198.76
                       22-Dec-98              198.39
                       23-Dec-98              201.53
                       24-Dec-98              200.85
                       25-Dec-98              200.85
                       28-Dec-98              201.69
                       29-Dec-98               203.6
                       30-Dec-98              202.23
                       31-Dec-98              202.79
                        1-Jan-99              202.79
                        4-Jan-99              204.61
                        5-Jan-99              206.31
                        6-Jan-99              209.81
                        7-Jan-99              209.96
                        8-Jan-99               209.8
                       11-Jan-99              208.08
                       12-Jan-99              204.46
                       13-Jan-99              201.43
                       14-Jan-99              199.74
                       15-Jan-99              203.01
                       18-Jan-99              204.96
                       19-Jan-99              205.37
                       20-Jan-99              206.95
                       21-Jan-99              204.27
                       22-Jan-99              201.22
                       25-Jan-99              201.98
                       26-Jan-99              204.09
                       27-Jan-99              203.14
                       28-Jan-99              204.93
                       29-Jan-99              206.68
                        1-Feb-99              206.81
                        2-Feb-99              206.09
                        3-Feb-99              205.77
                        4-Feb-99              203.99
                        5-Feb-99               202.2
                        8-Feb-99              202.19
                        9-Feb-99              198.29
                       10-Feb-99              198.39
                       11-Feb-99              201.51
                       12-Feb-99              200.56
                       15-Feb-99              200.38
                       16-Feb-99              200.93
                       17-Feb-99              198.88
                       18-Feb-99              200.01
                       19-Feb-99              199.43
                       22-Feb-99              203.05
                       23-Feb-99              203.76
                       24-Feb-99              202.72
                       25-Feb-99              201.46
                       26-Feb-99              200.54
                        1-Mar-99               198.9
                        2-Mar-99              197.82
                        3-Mar-99              197.22
                        4-Mar-99              198.99
                        5-Mar-99              203.67
                        8-Mar-99              204.73
                        9-Mar-99               205.2
                       10-Mar-99               206.9
                       11-Mar-99              209.16
                       12-Mar-99              208.65
                       15-Mar-99              210.09
                       16-Mar-99              211.77
                       17-Mar-99              210.26
                       18-Mar-99              210.95
                       19-Mar-99              210.71
                       22-Mar-99              209.88
                       23-Mar-99              205.73
                       24-Mar-99              204.97
                       25-Mar-99              208.07
                       26-Mar-99              206.76
                       29-Mar-99              209.74
                       30-Mar-99              208.84
                       31-Mar-99              208.48
                        1-Apr-99              209.71
                        2-Apr-99              209.87
                        5-Apr-99              211.79
                        6-Apr-99              213.35
                        7-Apr-99              214.18
                        8-Apr-99              216.23
                        9-Apr-99              217.01
                       12-Apr-99              217.54
                       13-Apr-99               217.8
                       14-Apr-99              216.38
                       15-Apr-99              215.16
                       16-Apr-99              215.46
                       19-Apr-99              213.54
                       20-Apr-99              212.87
                       21-Apr-99              215.16
                       22-Apr-99              218.26
                       23-Apr-99              218.34
                       26-Apr-99              219.14
                       27-Apr-99              220.75
                       28-Apr-99              219.62
                       29-Apr-99              218.39
                       30-Apr-99               217.8
                        3-May-99              219.57
                        4-May-99              218.02
                        5-May-99              218.94
                        6-May-99              218.46
                        7-May-99              218.64
                       10-May-99              218.62
                       11-May-99              219.32
                       12-May-99              219.54
                       13-May-99              219.99
                       14-May-99              215.96
                       17-May-99              214.25
                       18-May-99              214.51
                       19-May-99              215.39
                       20-May-99              215.19
                       21-May-99               214.3
                       24-May-99              212.28
                       25-May-99              209.26
                       26-May-99              210.25
                       27-May-99                 208
                       28-May-99              209.45
                       31-May-99              209.74
                        1-Jun-99              209.67
                        2-Jun-99              209.77
                        3-Jun-99              210.38
                        4-Jun-99              213.25
                        7-Jun-99               214.9
                        8-Jun-99              214.69
                        9-Jun-99              215.03
                       10-Jun-99              213.69
                       11-Jun-99              214.21
                       14-Jun-99              212.64
                       15-Jun-99              213.41
                       16-Jun-99              216.16
                       17-Jun-99              218.01
                       18-Jun-99              218.55
                       21-Jun-99              219.86
                       22-Jun-99              218.64
                       23-Jun-99              217.39
                       24-Jun-99              215.51
                       25-Jun-99              215.23
                       28-Jun-99              216.47
                       29-Jun-99              218.27
                       30-Jun-99              220.02
                        1-Jul-99              222.04
                        2-Jul-99               223.8
                        5-Jul-99              225.16
                        6-Jul-99              224.53
                        7-Jul-99              224.54
                        8-Jul-99              224.05
                        9-Jul-99              224.62
                       12-Jul-99              224.43
                       13-Jul-99              223.22
                       14-Jul-99              224.31
                       15-Jul-99               226.2
                       16-Jul-99              226.59
                       19-Jul-99              226.81
                       20-Jul-99              223.25
                       21-Jul-99              223.16
                       22-Jul-99              220.46
                       23-Jul-99              218.74
                       26-Jul-99              217.61
                       27-Jul-99              219.42
                       28-Jul-99              220.65
                       29-Jul-99              218.05
                       30-Jul-99              218.34
                        2-Aug-99              217.98
                        3-Aug-99              217.33
                        4-Aug-99              215.95
                        5-Aug-99              214.43
                        6-Aug-99              213.09
                        9-Aug-99              212.92
                       10-Aug-99              210.51
                       11-Aug-99              212.16
                       12-Aug-99              213.73
                       13-Aug-99              216.67
                       16-Aug-99              218.07
                       17-Aug-99              219.05
                       18-Aug-99              218.82
                       19-Aug-99              217.97
                       20-Aug-99              220.48
                       23-Aug-99              223.06
                       24-Aug-99              223.47
                       25-Aug-99              224.89
                       26-Aug-99              222.93
                       27-Aug-99              221.77
                       30-Aug-99              220.21
                       31-Aug-99              218.52
                        1-Sep-99              220.95
                        2-Sep-99              219.31
                        3-Sep-99              223.41
                        6-Sep-99              224.26
                        7-Sep-99              222.93
                        8-Sep-99              222.14
                        9-Sep-99              223.94
                       10-Sep-99              223.47
                       13-Sep-99              223.32
                       14-Sep-99              221.97
                       15-Sep-99              220.43
                       16-Sep-99              219.11
                       17-Sep-99              220.58
                       20-Sep-99              220.61
                       21-Sep-99              218.76
                       22-Sep-99              217.38
                       23-Sep-99              215.76
                       24-Sep-99              213.49
                       27-Sep-99              214.36
                       28-Sep-99              214.45
                       29-Sep-99              213.12
                       30-Sep-99              215.46
                        1-Oct-99              215.79
                        4-Oct-99              218.45
                        5-Oct-99              218.55
                        6-Oct-99              220.53
                        7-Oct-99              221.01
                        8-Oct-99              222.16
                       11-Oct-99              222.52
                       12-Oct-99                 221
                       13-Oct-99              217.47
                       14-Oct-99              216.73
                       15-Oct-99              212.92
                       18-Oct-99              211.29
                       19-Oct-99              213.57
                       20-Oct-99              216.06
                       21-Oct-99              215.66
                       22-Oct-99              217.98
                       25-Oct-99              217.55
                       26-Oct-99              216.97
                       27-Oct-99              217.09
                       28-Oct-99              221.82
                       29-Oct-99              226.02
                        1-Nov-99              225.32
                        2-Nov-99              225.09
                        3-Nov-99              225.72
                        4-Nov-99              226.87
                        5-Nov-99               227.8
                        8-Nov-99              228.17
                        9-Nov-99              227.74
                       10-Nov-99              229.58
                       11-Nov-99              230.64
                       12-Nov-99              231.51


Inflation

          The bond market is concerned about high growth because it opens the door to inflation. So far, as was sighted by the Federal Reserve in the press release accompanying their rate increase, productivity has held off price increases. The price competitive environment facing most companies has required them to hold down costs. Technology investment and cost cutting mergers have been at the heart of the company response. Manufacturers' Productivity is at a record level having increased for most of the 1990's.


           U.S. MFG. PRODUCTIVITY 4 YEAR % A.R. 99: 3RD QUARTER 4.5%

                             (GRAPHIC APPEARS HERE)


                         Mar-55                    3.2
                         Jun-55                    3.5
                         Sep-55                    3.8
                         Dec-55                    3.4
                         Mar-56                    2.7
                         Jun-56                    2.7
                         Sep-56                    2.2
                         Dec-56                    1.8
                         Mar-57                    2.1
                         Jun-57                    2.0
                         Sep-57                    2.1
                         Dec-57                    1.9
                         Mar-58                    1.6
                         Jun-58                    1.6
                         Sep-58                    2.0
                         Dec-58                    2.0
                         Mar-59                    2.1
                         Jun-59                    2.2
                         Sep-59                    1.3
                         Dec-59                    1.5
                         Mar-60                    2.8
                         Jun-60                    2.5
                         Sep-60                    2.5
                         Dec-60                    2.3
                         Mar-61                    1.9
                         Jun-61                    2.5
                         Sep-61                    2.6
                         Dec-61                    3.4
                         Mar-62                    3.9
                         Jun-62                    3.2
                         Sep-62                    2.7
                         Dec-62                    2.6
                         Mar-63                    2.3
                         Jun-63                    2.4
                         Sep-63                    3.2
                         Dec-63                    3.4
                         Mar-64                    2.7
                         Jun-64                    3.2
                         Sep-64                    3.3
                         Dec-64                    3.4
                         Mar-65                    3.8
                         Jun-65                    3.4
                         Sep-65                    3.0
                         Dec-65                    2.5
                         Mar-66                    2.4
                         Jun-66                    2.7
                         Sep-66                    2.6
                         Dec-66                    2.7
                         Mar-67                    2.6
                         Jun-67                    2.5
                         Sep-67                    2.7
                         Dec-67                    2.9
                         Mar-68                    2.7
                         Jun-68                    2.6
                         Sep-68                    2.5
                         Dec-68                    2.6
                         Mar-69                    2.7
                         Jun-69                    2.3
                         Sep-69                    2.4
                         Dec-69                    2.5
                         Mar-70                    2.1
                         Jun-70                    2.4
                         Sep-70                    2.7
                         Dec-70                    2.8
                         Mar-71                    3.2
                         Jun-71                    3.3
                         Sep-71                    3.4
                         Dec-71                    3.2
                         Mar-72                    3.4
                         Jun-72                    3.3
                         Sep-72                    3.6
                         Dec-72                    3.7
                         Mar-73                    3.5
                         Jun-73                    3.6
                         Sep-73                    3.7
                         Dec-73                    3.4
                         Mar-74                    3.3
                         Jun-74                    3.3
                         Sep-74                    3.1
                         Dec-74                    3.0
                         Mar-75                    2.4
                         Jun-75                    2.6
                         Sep-75                    3.0
                         Dec-75                    2.7
                         Mar-76                    2.5
                         Jun-76                    2.6
                         Sep-76                    2.8
                         Dec-76                    2.7
                         Mar-77                    3.0
                         Jun-77                    3.2
                         Sep-77                    3.1
                         Dec-77                    3.3
                         Mar-78                    3.7
                         Jun-78                    3.5
                         Sep-78                    3.4
                         Dec-78                    3.2
                         Mar-79                    2.9
                         Jun-79                    2.4
                         Sep-79                    1.5
                         Dec-79                    1.4
                         Mar-80                    1.4
                         Jun-80                    1.1
                         Sep-80                    0.9
                         Dec-80                    0.9
                         Mar-81                    0.4
                         Jun-81                    0.3
                         Sep-81                    0.3
                         Dec-81                    0.3
                         Mar-82                    1.0
                         Jun-82                    1.4
                         Sep-82                    1.6
                         Dec-82                    1.5
                         Mar-83                    2.0
                         Jun-83                    2.1
                         Sep-83                    2.7
                         Dec-83                    2.6
                         Mar-84                    2.9
                         Jun-84                    3.2
                         Sep-84                    3.5
                         Dec-84                    3.2
                         Mar-85                    3.5
                         Jun-85                    3.9
                         Sep-85                    4.0
                         Dec-85                    4.2
                         Mar-86                    4.1
                         Jun-86                    3.6
                         Sep-86                    3.4
                         Dec-86                    3.8
                         Mar-87                    3.6
                         Jun-87                    3.7
                         Sep-87                    3.5
                         Dec-87                    3.6
                         Mar-88                    3.3
                         Jun-88                    3.3
                         Sep-88                    3.1
                         Dec-88                    3.2
                         Mar-89                    2.9
                         Jun-89                    2.4
                         Sep-89                    2.0
                         Dec-89                    2.0
                         Mar-90                    1.9
                         Jun-90                    1.7
                         Sep-90                    2.0
                         Dec-90                    1.7
                         Mar-91                    1.6
                         Jun-91                    1.5
                         Sep-91                    1.9
                         Dec-91                    2.0
                         Mar-92                    2.3
                         Jun-92                    2.5
                         Sep-92                    2.6
                         Dec-92                    2.7
                         Mar-93                    2.9
                         Jun-93                    2.9
                         Sep-93                    3.1
                         Dec-93                    3.2
                         Mar-94                    3.1
                         Jun-94                    3.3
                         Sep-94                    3.0
                         Dec-94                    3.2
                         Mar-95                    3.7
                         Jun-95                    3.7
                         Sep-95                    3.4
                         Dec-95                    3.4
                         Mar-96                    3.3
                         Jun-96                    3.3
                         Sep-96                    3.3
                         Dec-96                    3.3
                         Mar-97                    3.4
                         Jun-97                    3.7
                         Sep-97                    4.3
                         Dec-97                    4.3
                         Mar-98                    4.1
                         Jun-98                    4.0
                         Sep-98                    4.2
                         Dec-98                    4.3
                         Mar-99                    4.4
                         Jun-99                    4.4
                         Sep-99                    4.5



          The recent increase in oil prices will test the pricing restraint of companies. The weekly ISI pricing power surveys for retail and manufacturing companies should help detect any change in this market sensitive indicator.

Portfolio Diversification by State


                             (GRAPHIC APPEARS HERE)



                                State Allocation

                           % of                                   % of
                        Municipal                               Municipal
                          Bonds                                   Bonds
Texas                     20.2%                Maryland            3.1%
North Carolina            11.6                 Illinois            2.7
Washington                10.1                 Ohio                2.6
Minnesota                  9.1                 Delaware            2.0
South Carolina             6.8                 Utah                2.0
Florida                    6.5                 Missouri            1.8
Wisconsin                  5.1                 Indiana             1.6
Kansas                     4.6                 Oregon              1.5
Tennessee                  4.5                 Hawaii              0.8
Virginia                   3.4                                  --------
                                                   Total         100.0%



              Average Maturity                          13.1 years
              Average Duration                           8.7 years
              Quality Breakdown:
                   AAA                                  60.2%
                   AA                                   39.8%

Additional Performance Information

          The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter.

         The SEC standardized total return figures include the impact of the Fund's maximum initial sales charge. Returns would be higher for investors who qualified for a lower initial sales charge.

         While the total return figures are required by SEC rules, such comparisons are of limited utility since the Fund's total return is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

         The SEC total return figures may differ from total return figures in the shareholder letter because the time periods may be different and because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, and investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.



                         AVERAGE ANNUAL TOTAL RETURN(1)
                                                          % Return with
    Periods ended 10/31/99:                                Sales Charge
    One Year                                                  (7.90)%
    Five Years                                                 5.15%
    Since Inception (2/26/90)                                  5.49%



                   CHANGE IN VALUE OF A $10,000 INVESTMENT(1)

                             (GRAPHIC APPEARS HERE)

ISI Managed Municipal Fund - $16,024
Lehman Brothers General Obligation Index (G.O.) - $18,910
Lehman Brothers Prerefunded Municipal Index - $17,825
Consumer Price Index (CPI) - $13,141

                              Lehman       Lehman         Consumer
            ISI Managed        G.O.     Prerefunded       Price
           Municipal Fund     Index      Muni Index       Index
2/90         9,555            10,000       10,000         10,000
10/90        9,916            10,346       10,413         10,420
10/91        10,992           11,510       11,462         10,722
10/92        11,658           12,448       12,380         11,065
10/93        13,332           14,126       13,658         11,375
10/94        12,466           13,627       13,453         11,671
10/95        14,388           15,513       14,872         11,998
10/96        15,060           16,372       15,555         12,358
10/97        16,178           17,733       16,535         12,618
10/98        16,625           19,150       17,578         12,805
10/99        16,024           18,910       17,825         13,141


(1) Past performance is not an indicator of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's 4.45% maximum sales charge. The Lehman Brothers indices listed above are unmanaged. Although the G.O. Index reflects general municipal market performance, the Prerefunded Index is a better indicator of the Fund due to its higher quality characteristics. The Fund is invested entirely in AA-rated or better issues. Management is not aware of any single index that contains securities with substantially the same characteristics as those of the Fund. The CPI is a widely used measure of inflation. The CPI performance is based on data released on 10/31/99.

Managed Municipal Fund, Inc.


Statement of Net Assets                                        October 31, 1999

                                                  Rating*
                                                 (Moody's/        Par            Market
Issuer                                             S&P)           (000)           Value
-------------------------------------------------------------------------------------------
Municipal Bonds-93.5%

General Obligations--72.8%
Arlington County, VA
       5.00%, 10/1/14                            Aaa/AAA          $2,000       $ 1,875,760
Arlington, TX, School District
       5.75%, 2/15/21                            Aa2/AAA           1,465         1,424,566
Charlotte, NC
       5.30%, 4/1/11                             Aaa/AAA           1,590         1,596,694
       5.30%, 4/1/12                             Aaa/AAA           1,120         1,114,310
       5.30%, 4/1/12                             Aaa/AAA           2,325         2,313,189
       5.00%, 2/1/19                             Aaa/AAA           2,300         2,063,470
Dallas, TX
       5.00%, 2/15/10                            Aaa/AAA           1,750         1,769,338
       5.00%, 2/15/13                            Aaa/AAA           1,755         1,652,332
Delaware State, Series A
       5.125%, 4/1/16                            Aa1/AA+           2,150         1,991,549
Dupage County, IL, Jail Project
       5.60%, 1/1/21                             Aaa/AAA           1,600         1,536,656
Florida Board of Education
       6.125%, 6/1/12                            Aa2/AA+           2,250         2,322,720
Florida State Board Cap. Outlay, Series C
       5.50%, 6/1/21                             Aa2/AA+           2,000         1,898,261
Franklin County, OH
       5.45%, 12/1/09                            Aaa/AAA           1,500         1,525,545
       5.50%, 12/1/13                            Aaa/AAA           1,000           999,950
Grand Prairie, TX, School District
       5.20%, 2/15/18                            Aaa/AAA           2,000         1,820,464
King County, WA
       5.20%, 12/1/15                            Aa1/AA+           2,500         2,319,877
       5.00%, 12/1/17                            Aa1/AA+           2,565         2,273,723
Maryland State & Local Facilities,
      Second Series
       5.125%, 10/15/10                          Aaa/AAA           3,000         2,998,698

Managed Municipal Fund, Inc.



Statement of Net Assets                                        October 31, 1999


                                                  Rating*
                                                 (Moody's/        Par            Market
Issuer                                             S&P)           (000)           Value
-------------------------------------------------------------------------------------------
Municipal Bonds--(Continued)

General Obligations--(Continued)
Metropolitan Government Nashville &
      Davidson County, TN
       5.125%, 11/15/19                          Aa2/AA           $2,000        $1,776,548
Minneapolis, MN Ref - Ser B
       5.20%, 3/1/13                             Aaa/AAA           3,200         3,084,946
Minneapolis, MN Sports Arena Project
       5.00%, 10/1/12                            Aaa/AAA           1,920         1,849,141
      5.00%, 10/1/11                             Aaa/AAA           1,710         1,666,486
Minnesota State
       5.00%, 11/1/14                            Aaa/AAA           2,500         2,339,427
Missouri State Series A
       5.00%, 6/1/23                             Aaa/AAA           2,000         1,772,201
North Carolina Public School Building
       4.60%, 4/1/17                             Aaa/AAA           5,000         4,296,179
Plano, TX Independent School District
       5.00%, 2/15/11                            Aaa/AAA           3,000         2,872,350
Portland, OR, Metro Regional
      Government
       5.25%, 9/1/07                             Aa/AA+            1,500         1,522,470
Salt Lake County, UT
       5.25%, 12/15/10                           Aaa/AAA           2,000         2,006,103
South Carolina Capital Improvement
       5.00%, 3/1/09                             Aaa/AAA           2,700         2,689,911
       5.625%, 7/1/14                            Aaa/AAA           2,700         2,709,890
       5.65%, 7/1/21                             Aaa/AAA           1,260         1,221,633
Tennessee State
       5.50%, 3/1/09                             Aaa/AAA           1,535         1,589,354
       5.55%, 3/1/10                             Aaa/AAA           1,000         1,037,740
Washington State, Series A
       5.60%, 7/1/10                             Aa1/AA+           1,500         1,522,369
Washington State, Series E
       5.00%, 7/1/22                             Aa1/AA+           2,000         1,720,570

Managed Municipal Fund, Inc.


Statement of Net Assets (continued)                           October 31, 1999

                                                  Rating*
                                                 (Moody's/        Par            Market
Issuer                                             S&P)           (000)           Value
-------------------------------------------------------------------------------------------
Municipal Bonds--(Continued)

General Obligations--(Concluded)
Washington State, Series R
       5.00%, 7/1/14                             Aa1/AA+          $2,250        $2,067,351
Wisconsin State, Series 1
       5.00%, 5/1/15                             Aa2/AA            1,000           910,323
Wisconsin State, Series B
       5.00%, 5/1/16                             Aa2/AA            3,500         3,153,473
       5.00%, 5/1/18                             Aa2/AA            1,000           885,063
                                                                                ----------
                                                                                76,190,630
                                                                                ----------
Other Revenue--2.4%
Texas Water Development Board Revenue
       4.75%, 7/15/20                            Aa1/AAA           3,000         2,517,784
                                                                                ----------
Prerefunded Issues--10.6%
Arlington, TX, School District
       5.75%, 2/15/21                            Aaa/NR            3,535         3,696,797
Chicago, IL, Metropolitan Water
      Reclamation District-Greater Chicago
       6.30%, 12/1/09                            Aa2/AA            1,000         1,077,763
Indianapolis, IN, Public Improvement
      Board Revenue
       6.00%, 1/10/18                            Aaa/AAA           1,500         1,547,700
Lower Colorado River Authority, Jr. Lien
       5.25%, 1/1/15                             #AAA/AAA          2,000         1,917,080
State of Hawaii Prerefunded
       7.00%, 6/1/06                             #AAA/++             750           763,635
Texas State
       6.00%, 10/1/14                            Aa2/AA            2,000         2,113,292
                                                                                ----------
                                                                                11,116,267
                                                                                ----------

Managed Municipal Fund, Inc.


Statement of Net Assets (continued)                           October 31, 1999

                                                  Rating*
                                                 (Moody's/        Par            Market
Issuer                                             S&P)           (000)           Value
-------------------------------------------------------------------------------------------
Municipal Bonds--(Concluded)

Transportation Revenue--7.7%
Florida Transportation
       5.80%, 7/1/18                             Aa2/AA+          $2,000      $  2,119,540
Kansas Transportation
       5.40%, 3/1/09                             Aa2/AA+           2,000         2,025,720
       5.40%, 3/1/09                             Aa2/AA+           2,500         2,532,120
Virginia State Transportation Board
       5.125%, 5/15/21                           Aa2/AA            1,600         1,421,298
                                                                              ------------
                                                                                 8,098,678
                                                                              ------------
Total Municipal Bonds
(Cost $100,549,265)                                                             97,923,359
                                                                              ------------
Repurchase Agreement: 5.6%
  Goldman Sachs & Co., 5.10%
  Dated 10/29/99, to be repurchased for $5,854,487
  on 11/1/99, collateralized by U.S. Treasury Bond,
  5.625%, due 2/28/01 with a market value of $5,979,634
      (Cost $5,852,000)                                           $5,852      $  5,852,000
                                                                              ------------
Total Investments--99.1%
   (Cost $106,401,265)**                                                       103,775,359
Other Assets in Excess of Liabilities--0.9%                                        983,041
                                                                              ------------
Net Assets--100.0%                                                            $104,758,400
                                                                              ------------

Managed Municipal Fund, Inc.


Statement of Net Assets (concluded)                           October 31, 1999


-------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per:
    ISI Class Share
       ($70,608,799 / 6,974,447 shares outstanding)                $10.12
                                                                   ======
    Flag Investors Class A Share
       ($34,149,601 / 3,373,894 shares outstanding)                $10.12
                                                                   ======
Maximum Offering Price Per:
    ISI Class Share
       ($10.12 / 0.9555)                                           $10.60
                                                                   ======
    Flag Investors Class A Share
       ($10.12 / 0.9550)                                           $10.60
                                                                   ======

---------
 * The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 1999. Ratings of issues have not been audited by PricewaterhouseCooper LLP.
** Also aggregate cost for federal tax purposes.
++ Prerefunded bonds backed by U.S. Treasury securities. Absent prerefunding, this obligation is rated Aa3/A+.

Moody's Municipal Bond Ratings:
 Aaa Judged to be of the best quality
  Aa Judged to be of high quality by all standards. Issues are always rated with a 1,2 or 3, which denote a high, medium, or low ranking within the rating. #AAA Advance refunded issues secured by escrowed funds held in cash, held in a trust or invested in direct non-callable U.S. government obligations or non-callable obligations
  NR Not rated.

S&P Municipal Bond Rating:
 AAA Of the highest quality.
  AA The second strongest capacity for payments of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
  NR Not rated.

See Notes to Financial Statements.

Managed Municipal Fund, Inc.


Statement of Operations                    For the Year Ended October 31, 1999

----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest                                                              $ 5,843,480
                                                                               -----------
EXPENSES:
         Investment advisory fee                                                   455,727
         Distribution fee                                                          284,830
         Administration fee                                                        180,814
         Professional fees                                                         101,468
         Accounting fee                                                             57,092
         Registration fees                                                          44,320
         Transfer agent fee                                                         43,782
         Printing and Postage                                                       38,383
         Custodian fee                                                              25,756
         Miscellaneous                                                              19,836
                                                                               -----------
               Total expenses                                                    1,252,008

         Less: Fees waived                                                        (226,616)

                                                                               -----------
               Net expenses                                                      1,025,392

                                                                               -----------
         Net investment income                                                   4,818,088

                                                                               -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
         Net realized gain from security transactions                              547,939
         Change in unrealized appreciation/depreciation of investments          (9,251,142)
                                                                               -----------
         Net loss on investments                                                (8,703,203)
                                                                               -----------
NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                               $(3,885,115)
                                                                               ===========


See Notes to Financial Statements.

Managed Municipal Fund, Inc.


Statements of Changes in Net Assets

                                                                                        For the Years Ended October 31,
                                                                                         1999                    1998
---------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
          Net investment income                                                      $  4,818,088             $  4,931,438
          Net realized gain from
               security transactions                                                      547,939                  910,737
          Change in unrealized appreciation/
               depreciation of investments                                             (9,251,142)               2,598,160
                                                                                     ------------             ------------
          Net increase/(decrease) in net assets
               resulting from operations                                               (3,885,115)               8,440,335
                                                                                     ------------             ------------
DIVIDENDS TO SHAREHOLDERS FROM:
          Net investment income and short-term gains:
               ISI Class Shares                                                        (3,369,957)              (3,912,967)
               Flag Investors Class A Shares                                           (1,600,162)              (1,861,540)
          Net realized long-term gains:
               ISI Class Shares                                                          (312,768)                (218,689)
               Flag Investors Class A Shares                                             (151,301)                (106,065)
                                                                                     ------------             ------------
          Total distributions                                                          (5,434,188)              (6,099,261)
                                                                                     ------------             ------------
CAPITAL SHARE TRANSACTIONS:
          Proceeds from sale of shares                                                  8,098,100                7,880,427
          Value of shares issued in reinvestment of dividends                           2,739,411                3,000,727
          Cost of shares repurchased                                                  (14,720,429)             (12,655,343)
                                                                                     ------------             ------------
          Decrease in net assets derived from
               capital share transactions                                              (3,882,918)              (1,774,189)
                                                                                     ------------             ------------
          Total increase/(decrease) in net assets                                     (13,202,221)                 566,885
NET ASSETS:
          Beginning of year                                                           117,960,621              117,393,736
                                                                                     ------------             ------------
          End of year including undistributed net investment income
               (distributions in excess of net investment income) of $(10,935)
               and $32,118,
               respectively                                                          $104,758,400             $117,960,621
                                                                                     ============             ============


See Notes to Financial Statements.

Managed Municipal Fund, Inc.


Financial Highlights--ISI Class
(For a share outstanding throughout each year)

                                                                             For the Years Ended October 31,
                                                            1999          1998            1997             1996           1995
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
      Net asset value at beginning of year              $  11.01       $   10.79       $  10.58         $  10.65       $   9.81
                                                        --------       ---------       --------         --------       --------
Income from Investment Operations:
      Net investment income                                  0.45           0.46           0.52             0.48           0.48
      Net realized and unrealized
           gain/(loss) on investments                       (0.83)          0.33           0.24               --           0.98
                                                        --------       ---------       --------         --------       --------
      Total from Investment Operations                      (0.38)          0.79           0.76             0.48           1.46
                                                        --------       ---------       --------         --------       --------
Less Distributions:
      Net investment income and net realized
           short-term gains                                 (0.47)         (0.54)         (0.52)           (0.54)         (0.54)
      Net realized long-term gains                          (0.04)         (0.03)         (0.03)           (0.01)         (0.08)
                                                        --------       ---------       --------         --------       --------
      Total distributions                                   (0.51)         (0.57)         (0.55)           (0.55)         (0.62)
                                                        --------       ---------       --------         --------       --------
      Net asset value at end of year                    $   10.12      $   11.01       $  10.79         $  10.58       $  10.65
                                                        ========       =========       ========         ========       ========
Total Return(1)                                             (3.61)%         7.51%          7.43%            4.67%         15.42%
Ratios to Average Daily Net Assets:
      Expenses(2)                                            0.90%          0.90%          0.90%            0.90%          0.90%
      Net investment income(3)                               4.23%          4.24%          4.46%            4.48%          4.72%
Supplemental Data:
      Net assets at end of year (000):
           ISI Class Shares                             $  70,609      $  80,749       $ 79,003         $ 84,712       $ 86,292
           Flag Investors Class A Shares                $  34,150      $  37,212       $ 38,390         $ 41,193       $ 45,980
      Portfolio turnover rate                                   8%            18%            26%              32%            55%


(1) Total return excludes the effect of sales charge.
(2) Without the waiver of advisory and administration fees (Note B), the ratio of expenses to average daily net assets would have been 1.10%, 1.13%, 1.10%, 1.13% and 1.10% for the years ended October 31, 1999, 1998, 1997, 1996 and
    1995, respectively.
(3) Without the waiver of advisory and administration fees (Note B), the ratio of net investment income to average daily net assets would have been 4.03%, 4.01%, 4.26%, 4.25% and 4.52% for the years ended October 31, 1999, 1998,
    1997, 1996 and 1995, respectively.


See Notes to Financial Statements.

Notes to Financial Statements

A. Significant Accounting Policies -- Managed Municipal Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on January 5, 1990 and began operations February 26, 1990, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

    The Fund consists of two share classes: ISI Managed Municipal Fund Shares ("ISI Class Shares"), which began operations February 26, 1990, and Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A Shares"), which began operations October 23, 1990.

    The ISI Class Shares have a 4.45% maximum front-end sales charge and the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

    When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation. The Fund's significant accounting policies are:

    Security Valuation -- Municipal obligations are usually traded in the over-the-counter market. The Fund utilizes the services of an independent pricing vendor to obtain prices. When there is an available market quotation, the Fund values a municipal obligation by using the most recent price provided by an investment dealer. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

    Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

    Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification cost method for financial reporting and income tax purposes to determine the gain or loss of investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Deutsche Bank AG, is the Fund's administrator. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. For the year ended October 31, 1999, ISI's advisory fee was $455,727 of which $30,221 was payable at the end of the year. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. Prior to June 1, 1999, this fee was calculated daily and paid monthly at the annual rate of 0.20%. Effective June 1, 1999 the fee is based on the combined assets of ISI Funds and is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million. Concurrent with the fee change, ISI has agreed to be solely responsible for any fee waivers necessary to cap fund expense levels.

    Prior to June 1, 1999, ISI and ICC had agreed to reduce their fees proportionately when necessary so that the Fund's annual expenses are no more than 0.90% of the Fund's average daily net assets. For the year ended October 31, 1999, ISI waived fees of $166,103 and ICC waived fees of $60,513.

    Certain officers and directors of the Fund are also officers or directors of ISI or ICC.

    ICC provides accounting services, to the Fund for which the Fund pays ICC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets. For the year ended October 31, 1999, ICC's fee was $57,092 of which $4,740 was payable at the end of the year.

    ICC also provides transfer agent services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the year ended October 31, 1999, ICC's fee was $43,782, of which $6,719 was payable at the end of the year.

    ISI Group Inc. ("ISI Group"), which is affiliated with ISI, provides distribution services for the ISI class of the Fund for which ISI Group is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Class' average daily net assets. ICC Distributors, Inc. ("ICC Distributors"), a member of the Forum Financial Group of companies, provides distribution services for the Flag Investors Class A Shares for which ICC Distributors is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. For the year ended October 31, 1999, distribution fees aggregated $284,830. ISI group's fee was $192,842 of which $15,049 was payable at the end of the year. ICC Distributor's fee was $91,988 of which $7,324 was payable at the end of the year.

    The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period ended October 31, 1999 was $5,453 and the accrued liability was $24,957.

C. Capital Share Transactions -- The Fund is authorized to issue up to 37 million shares of $.001 par value capital stock (20 million ISI Class, 15 million Flag Investors Class A, and 2 million undesignated). Transactions in shares of the Fund are listed in the chart below:


                                                ISI Class Shares
                                  --------------------------------------------
                                      For the                      For the
                                    Year Ended                   Year Ended
                                   Oct. 31, 1999                Oct. 31, 1998
                                  ---------------              ---------------
 Shares sold                          261,822                      518,215
 Shares issued to share-
      holders on reinvest-
      ment of dividends               163,148                      190,021
 Shares redeemed                     (786,574)                    (695,012)
                                  -----------                  -----------
 Net increase/(decrease)
      in shares
      outstanding                    (361,604                       13,224
                                  ===========                  ===========
 Proceeds from sale
      of shares                   $ 2,797,892                  $ 5,635,106
 Value of reinvested
      dividends                     1,747,918                    2,057,230
 Cost of shares
      redeemed                     (8,384,868)                  (7,540,268)
                                  -----------                  -----------
 Net increase/(decrease)
      from capital share
      transactions                $(3,839,058)                 $   152,068
                                  ===========                  ===========




                                         Flag Investors Class A Shares
                                  --------------------------------------------
                                      For the                      For the
                                    Year Ended                   Year Ended
                                   Oct. 31, 1999                Oct. 31, 1998
                                  ---------------              ---------------
 Shares sold                          490,026                      206,924
 Shares issued to share-
      holders on reinvest-
      ment of dividends                92,630                       87,142
 Shares redeemed                     (590,052)                    (470,241)
                                  -----------                  -----------
 Net decrease in shares
      outstanding                      (7,396)                    (176,175)
                                  ===========                  ===========
 Proceeds from sale
      of shares                   $ 5,300,208                  $ 2,245,321
 Value of reinvested
      dividends                       991,493                      943,497
 Cost of shares
      redeemed                     (6,335,561)                  (5,115,075)
                                  -----------                  -----------
 Net decrease from
      capital share
      transactions                $   (43,860)                 $(1,926,257)
                                  ===========                  ===========

Notes to Financial Statements (concluded)


D. Investment Transactions-- Excluding short-term obligations, purchases of investment securities aggregated $8,305,917 and sales of investment securities aggregated $16,582,959 for the year ended October 31, 1999.

    On October 31, 1999, aggregate net unrealized depreciation over tax cost for portfolio securities was $2,625,906 of which $1,324,517 related to appreciated securities and $3,950,423 related to depreciated securities.

E.  Net Assets -- On October 31, 1999, net assets consisted of:

    Paid-in capital:
              ISI Class Shares                  $ 73,245,775
              Flag Investors
                  Class A Shares                  34,149,466
          Distributions in excess of
              net investment income                 (10,935)
          Unrealized depreciation
              of investments                     (2,625,906)

                                                ------------
                                                $104,758,400
                                                ============

F. Subsequent Event -- Pursuant to the regular meetings of the Board of Directors held on December 13, 1999, the following appointment was resolved. Deloitte & Touche LLP were appointed as Independent Auditors for Managed Municipal Fund, Inc., to review and report on such Fund's financial statements for the fiscal period ending October 31, 2000, subject to termination as provided in the Investment Company Act 1940, as amended. This change was not the result of any disagreements or reportable events with PricewaterhouseCoopers LLP.

Report of Independent Accountants

To the Shareholders and Directors of
Managed Municipal Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managed Municipal Fund, Inc. (the "Fund") at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
December 14, 1999


Tax Information (unaudited) for the Tax Year Ended October 31, 1999

          We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

          The fund's distributions included $464,069 from long-term capital gains which are subject to the 20% rate gains category.

          The fund's distributions to shareholders included $4,740,502 from tax-exempt income.







          This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.



19